List of subsidiaries (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
List of subsidiaries
Schedule of list of subsidiaries

	Ownership Interest	Ownership Interest
	March 31, 2022	December 31, 2021
Name	%	%
Flow Research S.L.	100	100
Nexters Studio LLC	100	100
Nexters Online LLC	100	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
Synergame Investments Ltd	100	100
Game Positive LLC	70	70
Lightmap Ltd	100	—
Lightmap LLC	100	—

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2021	2020
Name	%	%
Topland Management Ltd	—	100
Flow Research S.L.	100	100
Nexters Studio LLC	100	—
Nexters Online LLC	100	—
NHW Ltd	100	—
Nexters Global Ltd	100	—
Synergame Investments Ltd	100	—
Game Positive LLC	70	—